Average Annual Total Returns{- High Income Portfolio} - 02.28 VIP High Income Portfolio Initial, Service, Service 2 PRO-12 - High Income Portfolio	VIP High Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP High Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP High Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP High Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP High Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP High Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP High Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP High Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP High Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	4.41%	5.01%	5.61%	4.50%	4.93%	5.52%	4.29%	4.78%	5.36%	5.35%	6.08%	6.71%